Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	As of December 31,
	2021	2020
Copyrights of course videos	$5,326,829	$5,205,025
Less: accumulated amortization	1,731,852	911,212
Intangible assets, net	$3,594,977	$4,293,813

For the years ended December 31, 2021, 2020 and 2019, amortization expense amounted to $789,925 and $738,837 and $121,752, respectively. The following is a schedule of future amortization of intangible asset as of December 31, 2021:

2022	799,316
2023	799,316
2024	799,316
2025	799,316
2026	397,713
Total	$3,594,977